Expense Example {- Real Estate Portfolio} - 02.28 VIP Real Estate Portfolio Investor PRO-09 - Real Estate Portfolio - VIP Real Estate Portfolio-Investor VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 74
3 years	230
5 years	401
10 years	$ 894